ADVANCED SERIES TRUST
AST T. Rowe Price Large-Cap Growth Portfolio

Supplement dated June 6, 2022 to the Currently Effective Statement of Additional Information

This supplement should be read in conjunction with the currently effective Statement of Additional Information (the SAI) for the Advanced Series Trust (the Trust) relating to the AST T. Rowe Price Large-Cap Growth Portfolio (the Portfolio) and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the SAI.

New Subadvisory Arrangements, Strategy Changes and Name Change

The Board of Trustees of the Trust, on behalf of the Portfolio, approved the following changes: (i) adding Jennison Associates LLC, ClearBridge Investments, LLC, and Massachusetts Financial Services Company as subadvisers to the Portfolio, to serve alongside T. Rowe Price Associates, Inc.; (ii) changing the name of the Portfolio to the “AST Large-Cap Growth Portfolio”; (iii) changing the investment objective of the Portfolio; and (iv) revising the investment strategy of the Portfolio. These changes are expected to become effective on June 13, 2022.

To reflect these changes, the SAI relating to the Portfolio is hereby revised as follows, effective June 13, 2022:

A.	All references in the SAI to “AST T. Rowe Price Large-Cap Growth Portfolio” are hereby changed to “AST Large-Cap Growth Portfolio.”
B.	The table in Part I of the SAI entitled “Fee Waivers & Expense Limitations” is hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST Large-Cap Growth Portfolio

The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.87% of the Portfolio’s average daily net assets through June 30, 2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

C.	The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

Portfolio Subadvisers and Fee Rates
Portfolio	Subadviser(s)	Fee Rate
AST Large-Cap Growth Portfolio	ClearBridge Investments, LLC

0.350% of average daily net assets to $100 million;

0.290% of average daily net assets on the next $150 million;

0.270% of average daily net assets on the next $250 million; 0.230% of average daily net assets over $500 million.

Massachusetts Financial Services Company

0.300% of average daily net assets on first $500 million;

0.285% of average daily net assets on the next $500 million; 0.270% of average daily net assets on next $500 million;

0.190% of average daily net assets over $1.5 billion

T. Rowe Price Associates, Inc.

Portfolio average daily net assets up to $100 million: 0.500% of average daily net assets to $50 million; 0.400% of average daily net assets over $50 million

Portfolio average daily net assets over $100 million and up to $1 billion:

0.400% of average daily net assets on all assets up to $250 million; 0.375% of average daily net assets over $250 million to $500 million;

0.350% of average daily net assets over $500 million to $1 billion

When Portfolio average daily net assets exceed $1 billion: 0.300% of average daily net assets on all assets up to $3 billion; 0.275% of average daily net assets over $3 billion.

	Jennison Associates LLC	0.320% of average daily net assets on first $300 million; 0.250% of average daily net assets over $300 million.
D.	The section in Part I of the SAI entitled “Notes to Subadviser Fee Rate Table” is hereby revised by replacing the information pertaining to MFS and T. Rowe Price with the information set forth below:

MFS: MFS has agreed to a voluntary subadvisory fee reduction arrangement that applies across each of the following portfolios or sleeves of portfolios managed by MFS:

-	AST Academic Strategies Asset Allocation Portfolio (sleeve managed by MFS)
-	AST Balanced Asset Allocation Portfolio (sleeve managed by MFS)
-	AST Capital Growth Asset Allocation Portfolio (sleeve managed by MFS)
-	AST Preservation Asset Allocation Portfolio (sleeve managed by MFS)
-	AST Large-Cap Core Portfolio (sleeve managed by MFS)
-	AST Large-Cap Growth Portfolio (sleeve managed by MFS)
-	AST Large-Cap Value Portfolio (sleeve managed by MFS)
-	AST MFS Global Equity Portfolio
-	AST MFS Growth Allocation Portfolio
-	AST Mid-Cap Growth Portfolio (sleeve managed by MFS)
-	AST Mid-Cap Value Portfolio (sleeve managed by MFS)

MFS has agreed to voluntarily reduce the monthly subadvisory fees paid by ASTIS and/or PGIM Investments to MFS for each portfolio listed above (or the sleeve thereof subadvised by MFS) by the following percentages and with respect to the subadvisory fees otherwise payable on the incremental assets of the combined average daily net assets of the portfolios (or the sleeve thereof subadvised by MFS) that fall into the tiers listed below during any calendar month. To the extent the fee reduction is triggered for any particular calendar month, the resulting incremental discount will be applied pro rata across each of the portfolios (or the portion thereof subadvised by MFS). In the event that the combined average daily net assets of the above listed portfolios are $5 billion or less during any particular calendar month, then this voluntary fee reduction will not be applicable for the respective month. MFS reserves the right to withdraw this voluntary fee reduction by delivery of a written notice to the Manager, which withdrawal shall become effective 30 days after such delivery.

Combined Average Daily Net Assets	Percentage Fee Waiver
First $5 billion	No Fee Reduction
Over $5 million and up to $7.5 billion	5% Fee Reduction
Over $7.5 million and up to $10 billion	7.5% Fee Reduction
Over $10 million and up to $20 billion	10% Fee Reduction
Over $20 billion and to $30 billion	15% Fee Reduction
Over $30 billion	20% Fee Reduction

T. Rowe Price: For purposes of calculating the subadvisory fee payable to T. Rowe, the large cap value strategy assets managed by T. Rowe will be aggregated with the large-cap value strategy assets managed by T. Rowe for all other Prudential entities, including the assets of certain insurance company separate accounts managed by T. Rowe for the Retirement business of Prudential and its affiliates.

T. Rowe Price has agreed to a voluntary subadvisory fee waiver arrangement for the following Portfolios:

-	Advanced Series Trust AST Advanced Strategies Portfolio (T. Rowe Price sleeve)
-	Advanced Series Trust AST Large-Cap Value Portfolio (T. Rowe Price sleeve)
-	Advanced Series Trust AST Large-Cap Growth Portfolio (T. Rowe Price sleeve)
-	Advanced Series Trust AST T. Rowe Price Asset Allocation Portfolio
-	Advanced Series Trust AST T. Rowe Price Diversified Real Growth Portfolio
-	Advanced Series Trust AST T. Rowe Price Growth Opportunities Portfolio
-	Advanced Series Trust AST T. Rowe Price Natural Resources Portfolio
-	The Prudential Series Fund PSF Global Portfolio

T. Rowe Price has agreed to reduce the monthly subadvisory fee for each Portfolio listed above (or the portion thereof subadvised by T. Rowe Price) by the following percentages based on the combined average daily net assets of the Portfolios listed above (or the portion thereof subadvised by T. Rowe Price) and the assets of certain insurance company separate accounts managed by T. Rowe Price for the Retirement business of Prudential and its affiliates (the “other accounts”):

Combined Average Daily Net Assets up to $20 billion:

-	2.5% fee reduction on combined assets up to $1 billion
-	5.0% fee reduction on combined assets on the next $1.5 billion
-	7.5% fee reduction on combined assets on the next $2.5 billion
-	10.0% fee reduction on combined assets on the next $5.0 billion
-	12.5% fee reduction on combined assets above $10.0 billion

Combined Average Daily Net Assets above $20 billion:

-	12.5% fee reduction on combined assets up to $20 billion
-	15.0% fee reduction on combined assets on the next $10 billion
-	17.5% fee reduction on combined assets over $30 billion
E.	The table in Part I of the SAI under “PORTFOLIO MANAGERS: OTHER ACCOUNTS” pertaining to the Portfolio is hereby replaced with the following:

AST Large-Cap Growth Portfolio
Subadviser	Portfolio Managers	Registered Investment Companies*	Other Pooled Investment Vehicles*	Other Accounts*	Ownership of Portfolio Securities*
PGIM Investments LLC (Strategic Investment Research Group)	Rick Babich	13/$16,364,607,105	None	None	None
	Jeffrey Peasley	9/$9,545,543,295	None	None	None
ClearBridge Investments, LLC	Peter Bourbeau	17/$22,685,000	5/$5,540,000	94,414/$34,431,000	None
	Margaret Vitrano	17/$22,685,000	5/$5,540,000	94,414/$34,431,000	None
Massachusetts Financial Services Company	Eric Fischman	11/$64.2 billion	6/$3.3 billion	26/$10.2 billion	None
	Paul Gordon	11/$64.2 billion	6/$3.3 billion	26/$10.2 billion	None
	Bradford Mak	6/$48.0 billion	3/$2.4 billion	19/$9.4 billion
T. Rowe Price Associates, Inc.	Taymour R. Tamaddon, CFA	6 / $27,055,034,539	69 / $35,767,036,767	14 / $5,083,013,949	None
Jennison Associates LLC	Blair Boyer	17/ $70,640,058,000 1/ $12,815,625,000	8/ $9,872,509,000	25/ $7,047,503,000	None
	Michael A. Del Balso	8/ $17,601,583,000	5/ $1,348,748,000	2/ $401,986,000	None
	Rebecca Irwin	15/ $22,542,359,000	6/ $3,933,118,000	4/ $365,487,000	None
	Natasha Kuhlkin, CFA	17/$55,639,550,000	11/$10,218,096,000	30/ $3,217,399,000	None
	Kathleen A. McCarragher	21/ $72,725,678,000 1/ $12,815,625,000	8/ $10,067,505,000	10/ $1,817,105,000	None

* Information is as of March 31, 2022.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

151SAI1